UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Accessor Capital Management LP
Address:          1420 Fifth Avenue
                  Suite 3600
                  Seattle, WA 98101

13F File Number:  28-03457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christine J. Stansbery
Title:   Assistant Vice President--Compliance
Phone:   (206) 224-7420

I am signing this report as required by the SEC Act of 1934.

Signature, Place, and Date of Signing:

/s/Christine J. Stansbery     Seattle, Washington       April 19, 2001

Report Type (Check only one.):

         [  ]     13F HOLDINGS REPORT

         [X]      13F NOTICE

         [  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

         13F File Number            Name

         28-158            Bank of America Corporation
         28-1806           Nicholas-Applegate Capital Management
         28-517            Wellington Management Company LLP
         28-5958           Symphony Asset Management